Income Taxes - Summary of Tax Loss and Tax Credits (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Tax Loss Carry Forwards [Member]
Disclosure of Income Taxes [Line Items]
2020	$ 58
2021	202
2022	301
2023	437
2024 and thereafter	14,497
Tax Loss And Tax Credits, Total	15,495
Amount of unrecognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2020	56
2021	176
2022	273
2023	432
2024 and thereafter	11,479
Tax Loss And Tax Credits, Total	12,416
Amount of recognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2020	2
2021	26
2022	28
2023	5
2024 and thereafter	3,018
Tax Loss And Tax Credits, Total	$ 3,079